Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amended to update share information
Entity Registrant Name	Sunshine Biopharma, Inc.
Entity Central Index Key	0001402328
Entity Tax Identification Number	20-5566275
Entity Incorporation, State or Country Code	CO
City Area Code	332
Local Phone Number	216-1147
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Feb. 09, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1177 Avenue of the Americas, 5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036